Statement of compliance	12 Months Ended
Jun. 30, 2019
Statement of compliance
Statement of compliance

1Statement of compliance

The consolidated financial statements are prepared in compliance with International Financial Reporting Standards (IFRS) and Interpretations of those standards, as issued by the International Accounting Standards Board, the SAICA Financial Reporting Guides as issued by the Accounting Practices Committee, Financial Reporting Pronouncements as issued by the Financial Reporting Standards Council, the JSE Listings Requirements and the South African Companies Act, 2008. The consolidated financial statements were approved for issue by the Board of Directors on 28 October 2019 and will be presented to shareholders at the Annual General Meeting on 27 November 2019.

Basis of preparation of financial results

The consolidated financial statements are prepared using the historic cost convention except that, certain items, including derivative instruments, liabilities for cash-settled share-based payment schemes, financial assets at fair value through profit or loss and financial assets designated at fair value through other comprehensive income, are stated at fair value. The consolidated financial results are presented in rand, which is Sasol Limited’s functional and presentation currency, rounded to the nearest million.

The consolidated financial statements are prepared on the going concern basis.

The comparative figures are reclassified or restated as necessary to afford a proper and more meaningful comparison of results as set out in the affected notes to the financial statements.

Certain additional disclosure has been provided in respect of the current year, as described on page 163 “Pro-forma financial information”. To the extent practicable, comparative information has also been provided.

Accounting policies

The accounting policies applied in the preparation of these consolidated financial statements are in terms of IFRS and are consistent with those applied in the consolidated annual financial statements for the year ended 30 June 2018, except for the adoption of IFRS 9 ‘Financial Instruments’, IFRS 15 ‘Revenue from Contracts with Customers’ and an amendment to IAS 23 ‘Borrowing Costs’ with effect from 1 July 2018. Both IFRS 9 and IFRS 15 were adopted using the modified transition approach, where the comparative financial information is not restated as permitted by the standard. The amendment to IAS 23 is applied prospectively. These accounting policies are consistently applied throughout the group.

Accounting standards, interpretations and amendments to published accounting standards

IFRS 9 ‘Financial Instruments’

IFRS 9 provides a single classification and measurement approach for financial assets that reflects the business model in which they are managed and their cash flow characteristics. The group’s financial assets are classified as measured at amortised cost, fair value through profit or loss, or fair value through other comprehensive income. The group elected to recognise the fair value gains and losses on its current equity investments through other comprehensive income as they are held for long-term strategic purpose. Due to the limited unlisted investments held, this change in measurement basis from amortised cost to fair value had an insignificant effect on Sasol’s accounting, and therefore no transition adjustment is presented.

For financial liabilities the existing classification and measurement requirements of IAS 39 will remain the same.

Impairments of financial assets classified as measured at amortised cost are recognised on an expected loss basis which incorporates forward-looking information when assessing credit risk, with the expected losses recognised in profit or loss. The effect of the change was inconsequential due to the stringent debtor management policies currently applied by Sasol, and therefore no transition adjustment is presented. Refer to note 40 for the expected credit loss calculation.

The adoption of IFRS 9 did not have a significant impact on the group’s accounting policies relating to financial assets and financial liabilities.

The IFRS 9 hedge accounting requirements are not effective for the group until the International Accounting Standards Board’s macro hedging project is finalised.

IFRS 15 ‘Revenue from contracts with customers’

Under IFRS 15, revenue from contracts with customers is recognised when a performance obligation is satisfied by transferring promised goods or services to customers. Goods or services are transferred when the customer obtains control of the goods or services. The transfer of control of Sasol’s energy and chemical products usually coincides with title passing to the customer and the customer taking physical possession, with the group’s performance obligations primarily satisfied at a point in time. Amounts of revenue recognised relating to performance obligations over time are not significant. The accounting for revenue under IFRS 15 therefore represents an inconsequential change from the group’s previous practice for recognising revenue from sales with customers, and therefore no transition adjustment is presented.

An analysis of revenue from contracts with customers by product is presented on note 2. Amounts presented for comparative periods include revenues determined in accordance with the group’s previous accounting policies, but the differences are inconsequential.

IAS 23 ‘Borrowing Costs’

The amendment to IAS 23 clarifies that if any specific borrowing remains outstanding after the related asset is ready for its intended use or sale, that borrowing becomes part of the funds that an entity borrows generally when calculating the capitalisation rate on general borrowings. Previously, if any specific borrowing remained outstanding after the related asset was ready for its intended use or sale, Sasol recognised the finance costs related to this borrowing in profit and loss.

The adoption of the amendment has been applied prospectively from 1 July 2018 and had a material impact on the group’s earnings for the period as Sasol has a large number of projects to which borrowing costs are capitalised. The impact of applying the amendment for the period ended 30 June 2019 is:

	Results excluding amendment	Adjustment on IAS 23 amendment	Results after amendments
	Rm	Rm	Rm

Non-current assets
Property, plant, equipment and assets under construction	358 135	1 998	360 133
Income statement
Finance costs	(3 251)	1 998	(1 253)

Accounting standards, interpretations and amendments not yet effective

IFRS 16 ‘Leases’ (Effective for the group from 1 July 2019)

IFRS 16 introduces a single lease accounting model and requires a lessee to recognise assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value. A lessee is required to recognise a right of use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments. The finance charge to unwind the lease liability and depreciation of the leased asset are recognised in the income statement based on the implied interest rate and contract terms respectively.

This standard does not apply to leases to explore for or use minerals, oils, natural gas and similar non-regenerative resources, including the intangible right to explore for those natural resources and rights to use the land in which those natural resources are contained.

Previously, the group planned to adopt the standard from 1 July 2019 on a full retrospective basis and was in the process of completing this adoption method. However, with the new standard indirectly impacting the accounting of a number of other business areas, including the valuation of inventory and the value-in-use of cash generating units, the group decided from a cost/benefit perspective that it would be preferable to apply the modified retrospective approach as applied by almost all of our peers. This approach allow the cumulative effect of initially applying the standard to be recognised at the date of initial application, with no restatement of comparative financial information required.

The identification and classification of leases and the analysis of the effect on the group’s consolidated financial statements have largely been completed. A new software program has been introduced to manage and measure leases going forward and the results from the solution, used to determine the impact disclosed below, is currently being assessed.  Accounting policies and processes have been updated and the impact on key performance indicators and financial metrics have been quantified.

The adoption of the standard will have a material effect on the group’s financial statements, significantly increasing the group’s recognised assets and liabilities. Upon adoption, the most significant impact will be the present value of the operating lease commitments as per note 37, which are not currently recognised on the statement of financial position and provides an indication of the magnitude of assets and liabilities that will be recognised on the statement of financial position on adoption. We expect an increase in the depreciation expense and also in cash flows from operating activities as the lease payments will be reflected as financing outflows in our cash flow statement.

The discount rates applied on operating leases in determining the lease liabilities recognised are based on the incremental borrowing rates as appropriate for each lease considering factors such as the lessee country of operation, lease term, nature of asset and commencement date. Currently across the group, the incremental borrowing rates applicable to the significant portion of the undiscounted lease cash flows range from 8,2% – 11,5% (South Africa), 0,9% –3,6% (Eurasia) and 3,7% –5,6% (United States).

Based on the group’s current assessment, the impact on 2020 is expected to be as follows:

•

Between R8,4 billion and R9,0 billion of additional lease liabilities would be recognised in the statement of financial position and a corresponding right-of-use asset of between R8,4 billion and R9,0 billion at 1 July 2019.

•

Net income before interest and tax would increase between zero and R0,4 billion and interest expense increased by between R0,3 billion and R0,6 billion, the net results having an immaterial impact on earnings. Depreciation would increase by between R1,4 billion and R1,7 billion.

•	The additional lease liabilities are expected to add approximately 5% on gearing.